SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule Of Annual Rate Of Depreciation
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 33

Schedule of Fair Value of Stock Options Valuation Assumptions
	December 31,
	2021	2020	2019

Dividend yield	0%	0%	0%
Risk-free interest rate	0.61%	0.52%	1.81%
Expected term (in years)	4.22	4.22	4.22
Volatility	51.06%	55.24%	63%